                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 333-96461
                                                     1940 Act File No. 811-09813

Direct Dial: (215) 564-8198

                                  July 23, 2007

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:      UMB Scout Funds
              File Nos. 333-96461 and 811-09813
              Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497  would  not  have   differed  from  those   incorporated   by  reference  in
Post-Effective  Amendment Nos. 13/14 to the Registration  Statement of UMB Scout
Funds,   which  was  filed  with  the   Securities   and   Exchange   Commission
electronically on July 17, 2007.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8198.

                                                         Very truly yours,

                                                         /s/ Michael P. O'Hare
                                                         Michael P. O'Hare